PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Summary of short term provisions

	2022	2021

Provision for settlement of legal proceedings (*)	260,375	—
Provision for Competition Authority penalty (**)	95,643	209,484
Provision for Turkish Capital Markets Board fee (***)	23,745	—
Provision for legal disputes (****)	15,262	8,045

	395,025	217,529

Summary of movements in provisions for legal disputes

The movements in provisions for the years ended 31 December 2022 and 2021 are as follows:

		Current	Paid
	1 January	year	during	Monetary	31 December
	2022	charge/(reverse)	the year	gain/(loss)	2022

Settlement of legal proceedings	—	280,660	—	(20,285)	260,375
Provision for Turkish Capital Markets Board fee	—	23,745	—	—	23,745
Competition Authority penalty	209,484	(5,799)	(26,459)	(81,583)	95,643
Legal disputes	8,045	13,541	(1,269)	(5,055)	15,262

	217,529	312,147	(27,728)	(106,923)	395,025

	1 January	Current	Paid during	Monetary	31 December
	2021	year charge	the year	gain/(loss)	2021

Competition Authority penalty	—	209,484	—	—	209,484
Legal disputes	8,346	3,481	(1,128)	(2,654)	8,045

	8,346	212,965	(1,128)	(2,654)	217,529